SHARE-BASED COMPENSATION - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Number of options, Outstanding, Beginning Period	19,742,616	22,226,338	26,106,599
Number of options, Granted		1,010,000	3,840,000		0
Number of options, Forfeited	(5,047,307)	(2,537,466)	(4,709,197)
Number of options, Exercised	(176,883)	(956,256)	(3,011,064)
Number of options, Outstanding, Ending Period	14,518,426	19,742,616	22,226,338	26,106,599
Number of options, Exercisable	10,480,426
Number of options, Expected to vest	3,634,200
Weighted average exercise price, Outstanding, Beginning Period	$ 0.81	$ 0.80	$ 0.74
Weighted average exercise price, Granted		1.10	1.10
Weighted average exercise price, Forfeited	0.78	0.98	0.81
Weighted average exercise price, Exercised	0.03	0.44	0.43
Weighted average exercise price, Outstanding, Ending Period	0.83	$ 0.81	$ 0.80	$ 0.74
Weighted average exercise price, Exercisable	0.72
Weighted average exercise price, Expected to vest	$ 1.10
Weighted-average remaining contractual life (years), Outstanding	5 years 6 months 29 days	6 years 5 months 26 days	7 years 4 months 28 days	8 years 29 days
Weighted-average remaining contractual life (years), Exercisable	4 years 11 months 15 days
Weighted-average remaining contractual life (years), Expected to vest	7 years 2 months 1 day
Aggregate intrinsic value, Outstanding	$ 15,552,713	$ 22,974	$ 26,813	$ 30,299
Aggregate intrinsic value, Exercisable	12,576,573
Aggregate intrinsic value, Expected to vest	$ 2,678,526